THE ADVISORS’ INNER CIRCLE FUND III

MetLife Core Plus Fund

MetLife Multi-Sector Fixed Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 8, 2026

to the Funds’ Prospectus dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.       In the “Fund Fees and Expenses” section for each Fund, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following, as applicable:

MetLife Core Plus Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	I Class Shares		R Class Shares
Management Fees		0.40%		0.40%
Other Expenses		0.42%		0.67%
Shareholder Servicing Fees	None		0.25%
Other Operating Expenses	0.42%		0.42%
Total Annual Fund Operating Expenses[1]		0.82%		1.07%
Less Fee Reductions and/or Expense Reimbursements[2]		(0.37)%		(0.37)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements		0.45%		0.70%

1	The Total Annual Fund Operating Expenses of the R Class Shares in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.

2	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding class-specific expenses (e.g., Shareholder Servicing Fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Class Shares	$46	$225	$419	$979
R Class Shares	$72	$304	$554	$1,272

MetLife Multi-Sector Fixed Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	I Class Shares		R Class Shares
Management Fees		0.55%		0.55%
Other Expenses		1.80%		2.05%
Shareholder Servicing Fees	None		0.25%
Other Operating Expenses[1]	1.80%		1.80%
Total Annual Fund Operating Expenses		2.35%		2.60%
Less Fee Reductions and/or Expense Reimbursements[2]		(1.65)%		(1.65)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements		0.70%		0.95%

1	Other Operating Expenses are based on estimated amounts for the current fiscal year.

2	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding class-specific expenses (e.g., Shareholder Servicing Fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
I Class Shares	$72	$575
R Class Shares	$97	$651

2.       In the “Investment Adviser” section, the third paragraph and the immediately following table are deleted and replaced with the following:

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding class-specific expenses (e.g., shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) for I Class Shares and R Class Shares from exceeding certain levels as set forth below until February 28, 2027 (each, a “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Fund	Contractual Expense Limit
MetLife Core Plus Fund	0.45%
MetLife Multi-Sector Fixed Income Fund	0.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MIM-SK-009-0100

THE ADVISORS’ INNER CIRCLE FUND III

MetLife Core Plus Fund

MetLife Multi-Sector Fixed Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 8, 2026

to the Funds’ Statement of Additional Information (“SAI”) dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, the SAI is hereby amended and supplemented as follows:

In “The Adviser” section, under the sub-heading “Advisory Fees Paid to the Adviser,” the second paragraph and the immediately following table are deleted and replaced with the following:

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding class-specific expenses (e.g., shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) for I Class Shares and R Class Shares from exceeding certain levels as set forth below until February 28, 2027 (each, a “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Fund	Contractual Expense Limit
MetLife Core Plus Fund	0.45%
MetLife Multi-Sector Fixed Income Fund	0.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MIM-SK-010-0100